Business Combinations	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Business Combinations
Business Combination and Acquisitions
On January 31, 2013, ROI, ROI Merger Sub Corp. (“Merger Sub Corp.”), ROI Merger Sub LLC (“Merger Sub LLC”), and Former EveryWare entered into a Business Combination Agreement and Plan of Merger (the “Merger Agreement”) providing for the merger of Merger Sub Corp. with and into Former EveryWare (the “Business Combination”), with Former EveryWare surviving the merger as a wholly-owned subsidiary of ROI, immediately followed by the merger of Former EveryWare with and into Merger Sub LLC, with Merger Sub LLC surviving the merger as a wholly-owned subsidiary of ROI. On May 21, 2013, the stockholders of ROI approved the Business Combination, and the Business Combination was consummated. In connection with the closing of the Business Combination, ROI changed its name from ROI Acquisition Corp. to EveryWare Global, Inc. Former EveryWare was previously a private company. ROI was incorporated under the laws of the state of Delaware in 2011 for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination involving ROI and one or more businesses.
On May 21, 2013 (the “Closing Date”), pursuant to the Merger Agreement, the Business Combination was consummated. In connection with the Business Combination, we redeemed 4,679,627 shares of our common stock pursuant to the terms of our second amended and restated certificate of incorporation, resulting in a total payment to redeeming stockholders of $46.7 million. In the Business Combination, we paid the following consideration to the former equity holders of Former EveryWare: (i) $90.0 million in aggregate cash consideration, (ii) 12,190,000 shares of the Company’s common stock and (iii) 3,500,000 additional shares which were subject to forfeiture in the event that the trading price of the Company’s common stock did not exceed certain price targets subsequent to the closing (the “Earnout Shares”).
As of the Closing Date the former equity holders of Former EveryWare owned approximately 71.2% of our outstanding common stock (including the Earnout Shares), the ROI founders and sponsors owned approximately 16.0% of our outstanding common stock, and the pre-closing ROI public stockholders owned approximately 12.8% of our outstanding common stock.
The number of shares of common stock issued and outstanding immediately following the consummation of the Business Combination is summarized as follows:

Number of Shares
ROI public shares outstanding prior to business combination	7,500,000
ROI founder shares	1,885,000
Total ROI shares outstanding prior to business combination	9,385,000
Less: redemption of ROI public shares	(4,679,627)
Total ROI shares outstanding immediately prior to the effective date of the business combination	4,705,373
Common shares issues as consideration to members of Former EveryWare	15,690,000
Common shares issued to sponsor of ROI	1,650,000
Total common shares outstanding at closing, May 21, 2013	22,045,373

As of the Closing Date, there were 22,045,373 shares of common stock of the Company outstanding and warrants exercisable for 5,838,334 shares of common stock were also outstanding. The 22,045,373 shares of common stock included 3,500,000 Earnout Shares and 551,471 shares held by the sponsors of ROI, that were subject to forfeiture until certain price targets were achieved. In the event the last sale price of our common stock does not equal or exceed certain price targets subsequent to the Closing Date (as adjusted for stock splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within at least one 30 trading day period on or prior to the fifth anniversary of the Closing Date, each Former EveryWare stockholder would forfeit any and all rights to a pro rata portion of the shares which were issued at the closing as part of the Earnout Shares.

	Vesting Triggered at $11.00	Vesting Triggered at $12.50	Vesting Triggered at $15.00
Former EveryWare stockholders	1,000,000	1,250,000	1,250,000
Sponsors of ROI	—	267,380	284,091
Total Earnout Shares	1,000,000	1,517,380	1,534,091

During the three months ended September 30, 2013, the vesting triggers associated with $11.00 and $12.50 share prices were achieved; therefore 2,250,000 Earnout Shares and 267,380 of the shares held by sponsors of ROI vested.
Accounting Treatment of Business Combination
Former EveryWare is considered the acquirer of ROI for accounting purposes, and the Business Combination has been accounted for as a recapitalization of Former EveryWare because it obtained effective control of ROI. There was no change in control since Former EveryWare’s operations comprise the ongoing operations of the combined entity, its senior management became the senior management of the combined entity, and its former owners own a majority voting interest in the combined entity and are able to elect a majority of the combined entity’s board of directors. Accordingly, the Business Combination does not constitute the acquisition of a business for purposes of ASC 805. As a result, the assets and liabilities of Former EveryWare and ROI are carried at historical cost and therefore we have not recorded any step-up in basis or any intangible assets or goodwill as a result of the Business Combination. All direct costs of the Business Combination are offset to additional paid-in-capital. The financial statements presented herein are those of Former EveryWare for all periods prior to the Business Combination.
In the condensed consolidated financial statements, the recapitalization of the number of shares of common stock attributable to Former EveryWare stockholders is reflected retroactively to January 1, 2012. Accordingly, the number of shares of common stock presented as outstanding as of January 1, 2012, totaled 12,190,000, consisting of the number of shares of common stock issued to Former EveryWare stockholders. This number of shares was also used to calculate the Company’s earnings per share for all periods prior to the Business Combination.
The cash flows related to the Business Combination, are summarized as follows (in thousands):

2013
Cash in trust at ROI	$75,173
Add: proceeds from issuance of shares	16,500
Less: redemption of ROI public shares	(46,741)
Less: payment to warrant holders	(5,838)
Net cash received in the Business Combination	$39,094

We used the $39.1 million of cash received in the Business Combination, together with $69.9 million of proceeds from debt incurred in connection with the Business Combination, to fund the $90.0 million payment to Former EveryWare shareholders and pay fees and expenses of $19.0 million related to the Business Combination.
Metalrax Acquisition
On June 18, 2013, we completed the acquisition of the Samuel Groves and George Wilkinson business divisions of Metalrax Housewares Limited (“Metalrax”), a United Kingdom housewares manufacturer and distribution company, for approximately $3.5 million. We accounted for the Metalrax acquisition by the acquisition method of accounting. Under acquisition accounting, the total purchase price has been allocated to the tangible and intangible assets and liabilities of Metalrax based upon their respective fair values. Our preliminary valuations for the property, plant and equipment, inventory, and intangible assets were performed at the date of acquisition. Subsequent to the date of acquisition, we engaged a third party to perform a formal valuation of the intangible assets. As a result, it was determined that we had entered into a bargain purchase transaction, in which the fair value of the acquired assets exceeded the consideration transferred. Therefore, during the third quarter of 2013, we recorded a gain on the bargain purchase of the Metalrax business in the amount of approximately $1.2 million. The operating results of Metalrax have been included in our consolidated financial statements since the date of acquisition. This acquisition was deemed to be immaterial to our consolidated financial statements; therefore, we have not prepared pro forma financial information to reflect the impact of this acquisition.
Brazilian Joint Venture
On September 16, 2013, Universal Tabletop, Inc. (“Universal”) entered into a joint venture agreement with BT Partners, a Brazilian sociedade limitada, through a newly organized Brazilian limited liability company EveryWare Global Brasil Distribuidora, Ltda (“EveryWare Brasil”). This agreement allows EveryWare Brasil to focus on distributing Universal products within the Brazilian tabletop market. At the date of the joint venture, we held 60% ownership and BT Partners held 40% ownership in EveryWare Brasil, which we deemed a voting interest entity. As a result, we consolidate the joint venture in our consolidated financial statements according to the voting model. The Company accounts for this transaction as a non-controlling interest. During the fiscal quarter ending June 30, 2014, we decided to terminate our interest in our EveryWare Brasil joint venture, in an effort to preserve cash and focus on our core markets. We expect to complete the dissolution over the balance of 2014. In connection with the dissolution of the joint venture we recorded an $0.3 million charge to write down our investment in the joint venture and anticipate that we will liquidate the remaining working capital during the balance of 2014.

Business Combination
On March 23, 2012, Anchor Holding Inc. (“Anchor Holdings”) merged into Former EveryWare (the “Anchor Merger”). An affiliate of MCP II owned approximately 93% of the outstanding Anchor Holdings equity interests at the time of the Anchor Merger. The Anchor Merger was considered a transaction between entities under common control of Monomoy Capital Management under ASC 805, Business Combinations. As a result, the Anchor Merger did not result in a new basis of accounting and the assets and liabilities of Anchor Holdings and Oneida, an indirect wholly-owned subsidiary of Former EveryWare, were reflected at historical cost. Although Anchor Holdings was not the legal acquirer, it was treated as the acquiring entity for accounting purposes. Former EveryWare’s audited 2012 financial statements reflect the combined activity from Oneida and Anchor Holdings for the full year ended December 31, 2012.
On January 31, 2013, ROI Acquisition Corp. (“ROI”), ROI Merger Sub Corp. (“Merger Sub Corp.”), ROI Merger Sub LLC (“Merger Sub LLC”), and Former EveryWare entered into a Business Combination Agreement and Plan of Merger (the “Merger Agreement”) providing for the merger of Merger Sub Corp. with and into Former EveryWare (the “Business Combination”), with Former EveryWare surviving the merger as a wholly-owned subsidiary of ROI, immediately followed by the merger of Former EveryWare with and into Merger Sub LLC, with Merger Sub LLC surviving the merger as a wholly-owned subsidiary of ROI. On May 21, 2013, the stockholders of ROI approved the Business Combination, and the Business Combination was consummated. In connection with the closing of the Business Combination, ROI changed its name from ROI Acquisition Corp. to EveryWare Global, Inc. (“Company or EveryWare”). Former EveryWare was previously a private company.
On May 21, 2013 (the “Closing Date”), pursuant to the Merger Agreement, the Business Combination was consummated. In connection with the Business Combination, the Company redeemed 4,679,627 shares of its common stock pursuant to the terms of the Company’s second amended and restated certificate of incorporation, resulting in a total payment to redeeming stockholders of $46.7 million. In the Business Combination, the Company paid the following consideration to the former equity holders of Former EveryWare: (i) $90.0 million in aggregate cash consideration, (ii) 12,190,000 shares of the Company’s common stock and (iii) 3,500,000 additional shares which are subject to forfeiture in the event that the trading price of the Company’s common stock does not exceed certain price targets subsequent to the closing (the “Earnout Shares”).
As of the Closing Date the former equity holders of Former EveryWare owned approximately 71.2% of the outstanding common stock of the Company (including the Earnout Shares), the ROI founders and sponsors owned approximately 16.0% of the outstanding common stock of the Company, and the pre-closing ROI public stockholders owned approximately 12.8% of the outstanding common stock of the Company. ROI was incorporated under the laws of the state of Delaware in 2011 for effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination involving ROI and one or more businesses.
The number of shares of common stock of the Company issued and outstanding immediately following the consummation of the Business Combination is summarized as follows:

Number of Shares
ROI public shares outstanding prior to business combination	7,500,000
ROI founder shares	1,885,000
Total ROI shares outstanding prior to business combination	9,385,000
Less: redemption of ROI public shares	(4,679,627)
Total ROI shares outstanding immediately prior to the effective date of the business combination	4,705,373
Common shares issues as consideration to members of Former EveryWare	15,690,000
Common shares issued to sponsor of ROI	1,650,000
Total common shares outstanding at closing, May 21, 2013	22,045,373

As of the Closing Date, there were 22,045,373 shares of common stock of the Company outstanding and warrants exercisable for 5,838,334 shares of common stock were also outstanding. The 22,045,373 shares of common stock included 3,500,000 of Earnout Shares and 551,471 shares held by the sponsors of ROI, that were subject to forfeiture until certain price targets were achieved. In the event the last sale price of our common stock does not equal or exceed certain price targets subsequent to the Closing Date (as adjusted for stock splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within at least one 30 trading day period on or prior to the fifth anniversary of the Closing Date, each Former EveryWare stockholder would forfeit any and all rights to a pro rata portion of the shares which were issued at the closing as part of the Earnout Shares.

	Vesting Triggered at $11.00	Vesting Triggered at $12.50	Vesting Triggered at $15.00
Former EveryWare stockholders	1,000,000	1,250,000	1,250,000
Sponsors of ROI	—	267,380	284,091
Total Earnout Shares	1,000,000	1,517,380	1,534,091

During the three months ended September 30, 2013, the vesting triggers associated with $11.00 and $12.50 share prices were achieved; therefore 2,250,000 of Earnout Shares and 267,380 of the shares held by sponsors of ROI vested.
Accounting Treatment of Business Combination
Former EveryWare is considered the acquirer of ROI for accounting purposes, and has accounted for the Business Combination as a recapitalization because it obtained effective control of ROI. There is no change in control since Former EveryWare’s operations comprises the ongoing operations of the combined entity, its senior management became the senior management of the combined entity, and its former owners own a majority voting interest in the combined entity and are able to elect a majority of the combined entity’s board of directors. Accordingly, the Business Combination does not constitute the acquisition of a business for purposes of ASC 805. As a result, the assets and liabilities of Former EveryWare and ROI are carried at historical cost and the Company has not recorded any step-up in basis or any intangible assets or goodwill as a result of the Business Combination. All direct costs of the Business Combination are offset to additional paid-in-capital. The financial statements presented herein are those of Former EveryWare for all periods prior to the Business Combination.
In the condensed consolidated financial statements, the recapitalization of the number of shares of common stock attributable to Former EveryWare stockholders is reflected retroactively to January 1, 2012. Accordingly, the number of shares of common stock presented as outstanding as of January 1, 2012, totaled 12,190,000, consisting of the number of shares of common stock issued to Former EveryWare stockholders. This number of shares was also used to calculate the Company’s earnings per share for all periods prior to the Business Combination.
The cash flows related to the Business Combination, as reported in the condensed statement of cash flow are summarized as follows (in thousands):

2012
Cash in trust at ROI	$75,173
Add: proceeds from issuance of shares	16,500
Less: redemption of ROI public shares	(46,741)
Less: payment to warrant holders	(5,838)
Net cash received from trust in the merger	$39,094

The Company used the $39.1 million of cash received from the ROI trust, together with $69.9 million of proceeds from debt incurred in connection with the Business Combination date, to fund the $90.0 million payment to Former EveryWare shareholders and pay fees and expenses of $19.0 million related to the Business Combination.
On June 18, 2013, the Company completed the acquisition of the Samuel Groves and George Wilkinson business divisions of Metalrax Housewares Limited (“Metalrax”), a U.K. housewares manufacturer and distribution company, for approximately $3.5 million. The acquisition of Metalrax significantly strengthens our United Kingdom presence and demonstrates our execution of our international growth strategy by enhancing our product portfolio and adding local manufacturing capabilities.
The Metalrax acquisition was accounted for by the acquisition method of accounting. Under acquisition accounting, the total purchase price has been allocated to the tangible and intangible assets and liabilities of Metalrax based upon their respective fair values. Our preliminary valuations for the property, plant and equipment, inventory, and intangible assets were performed at the date of acquisition. Subsequent to the date of acquisition, we engaged a third party to perform a formal valuation of the intangible assets. As a result, it was determined that we had entered into a bargain purchase transaction, in which the fair value of the acquired assets exceeded the consideration transferred. Therefore, during the third quarter of 2013, we recorded a gain on the bargain purchase of the Metalrax business in the amount of approximately $1.2 million. The operating results of Metalrax have been included in our consolidated financial statements since the date of acquisition. This acquisition was deemed to be immaterial to our consolidated financial statements; therefore, we have not prepared pro-forma financial information to reflect the impact of this acquisition.
On September 16, 2013, Universal entered into a joint venture agreement with BT Partners, a Brazilian sociedade limitada, through a newly organized Brazilian limited liability company EveryWare Global Brasil Distribuidora, Ltda (“EveryWare Brasil”). This agreement allows EveryWare Brasil to focus on distributing Universal products within the Brazilian tabletop market. At the date of the joint venture, we held 60% ownership and BT Partners held 40% ownership in EveryWare Brasil, which we deemed a voting interest entity. As a result, we consolidate the joint venture in our consolidated financial statements according to the voting model. The Company accounts for this transaction as a non-controlling interest.